Long-term Debt - Narrative (Details) $ in Thousands, $ in Millions		12 Months Ended
	Feb. 10, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 43.8
Long-term debt		$ 52,355
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Maturity period on borrowings	4 years
Deferred financing costs	$ 1,500
Borrowings covenant, maximum consolidated indebtedness		4.00		4.00
consolidated indebtedness ratio		8.03	6.90	8.03
Borrowings covenant, minimum current ratio		1.00		1.00
Current ratio		3.76	3.60	3.76
Borrowings covenant, minimum non-consolidated assets to indebtedness outstanding ratio		2.00		2.00
Non-consolidated assets to indebtedness outstanding ratio		0.01	0.22	0.01
Borrowings covenant, minimum cover ratio		1.25	1.25	1.25
Cover ratio		2.21	1.49	2.21
Long-term debt		$ 44,134	$ 58,792
Convertible Debt [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings					6.00%
Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		22,000		$ 30.0
Long-term debt		$ 8,200	$ 11,207	$ 11.2
Period to repay the difference in new borrowing base and borrowings outstanding		45 days
Period prior to maturity date to request extension of maturity date		90 days
Maturity extension term		364 days
Borrowings covenant, minimum working capital ratio		1		1
Working capital ratio		1.10	1.46	1.10
Borrowings covenant, maximum net debt to trailing cash flows ratio		3		3
Net debt to trailing cash flows ratio		1.26	0.19	1.26
LIBOR [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		6.00%		6.00%
ATB prime or CDOR [member] | Bottom of range [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.25%		1.25%
ATB prime or CDOR [member] | Top of range [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		3.25%		3.25%
Long-term borrowings [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 75,000
Deferred Financing Costs [Member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Amortization of deferred financing costs			$ (100)